Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Derivative Positions

The following summarizes the Company’s derivative positions as at June 30, 2013:

			Fair Value / Carrying Amount of Asset (Liability)
	Interest Rate Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	200,000	(9,871)	3.3	2.61
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	100,000	(16,848)	4.3	5.55
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	45,000	(6)	0.1	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of June 30, 2013 ranged from 0.3% to 1.0%.